Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Detail)	12 Months Ended
	Mar. 29, 2014	Mar. 30, 2013	Mar. 31, 2012
Income Tax Disclosure [Abstract]
Canadian statutory rate	26.40%	26.20%	27.50%
Rate differential for U.S. operations	2.00%	(7.30%)	(139.10%)
Adjustment to valuation allowance	(26.80%)	21.00%	493.90%
Utilization of unrecognized losses and other tax attributes	0.00%	(45.30%)	(395.50%)
Permanent differences and other	(2.10%)	6.70%	22.70%
Total	(0.50%)	1.30%	9.50%